SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenue	$ 1,066,919	$ 672,786	$ 3,297,689	$ 1,512,351	$ 2,708,560	$ 3,066,233
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total revenue						$ 1,286,792
Concentration Risk, Percentage						42.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total revenue						$ 658,018
Concentration Risk, Percentage						21.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration Risk, Percentage					14.00%
Total purchases					$ 189,150
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration Risk, Percentage					11.00%
Total purchases					$ 149,806
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration Risk, Percentage						40.00%
Total purchases						$ 233,187